CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents		$ 367.1	$ 407.8	$ 544.9
Credit facility available for use		387.0	26.6
Common shares		2,732.1	2,726.3
Capital Management Liabilities And Equity		3,976.4	3,219.1
Borrowing costs capitalised		68.3	37.8
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		450.0	450.0
Borrowing costs capitalised	$ 7.5
5.75% senior notes | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		4.5	5.5
Term Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt		400.0	0.0
Term Loan | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		8.2
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		7.3	16.2
Equipment loans | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 0.1	$ 0.1